RELATED PARTIES	12 Months Ended
Jun. 30, 2018
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]	27 RELATED PARTIES Disclosures are included in the following notes: NOTE 18.2 TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL NOTE 20 EQUITY NOTE 22 INTEREST IN SUBSIDIARIES